SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments
	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2024
Revenues	242,491	93,766	336,257
Cost of product	-	(67,533)	(67,533)
Salaries	(48,997)	(4,254)	(53,251)
Other segment items (1)	(124,328)	(19,976)	(144,304)
Operating income	69,166	2,003	71,169
Assets	88,453	26,621	115,074
Goodwill	33,931	5,394	39,325
Expenditures for assets	8,242	392	8,634
Depreciation and amortization	13,471	1,379	14,850

Year ended December 31, 2023
Revenues	234,541	85,437	319,978
Cost of product	-	(57,950)	(57,950)
Salaries	(47,033)	(5,461)	(52,494)
Other segment items (1)	(122,469)	(21,110)	(143,579)
Operating income	65,039	916	65,955
Assets	106,355	32,141	138,496
Goodwill	33,940	5,460	39,400
Expenditures for assets	8,837	488	9,325
Depreciation and amortization	13,346	1,433	14,779

Year ended December 31, 2022
Revenues	209,558	83,514	293,072
Cost of product	-	(53,488)	(53,488)
Salaries	(44,989)	(6,815)	(51,804)
Other segment items (1)	(108,282)	(20,724)	(129,006)
Operating income	56,287	2,487	58,774
Assets	99,127	33,553	132,680
Goodwill	33,990	5,520	39,510
Expenditures for assets	19,024	1,001	20,025
Depreciation and amortization	13,030	1,608	14,638

(1)
Other segment items included in Segment operating income primarily includes salaries, telematics services and products costs that cannot be directly allocated, research and development, Selling and marketing expenses and general and administrative expenses, etc.

Schedule of Reporting Information from Segments to Consolidated Totals
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Total revenues of reportable segment and consolidated revenues	336,257	319,978	293,072

Operating income
Total operating income for reportable segments	71,169	65,955	58,774
Unallocated amounts:
Financing income, net	80	(1,552)	(5,944)
Other expense, net	-	2	-
Consolidated income before taxes on income	71,249	64,405	52,830

Assets
Total assets for reportable segments (*)	154,399	177,896	172,190
Other unallocated amounts:
Current assets	123,012	91,263	72,190
Investments in affiliated and other companies	2,010	2,927	2,967
Property and equipment, net	13,825	14,620	14,795
Other unallocated amounts	33,632	31,982	28,785
Consolidated total assets (at year end)	326,878	318,688	290,927

Other significant items
Total expenditures for assets of reportable segments	8,634	9,325	20,025
Unallocated amounts	4,998	4,918	6,480
Consolidated total expenditures for assets	13,632	14,243	26,505

Total depreciation, amortization and impairment for reportable segments	14,850	14,779	14,638
Unallocated amounts	5,233	6,289	5,496
Consolidated total depreciation, amortization and impairment	20,083	21,068	20,134

(*)	Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas
	Revenues
	Year ended December 31,
(in thousands)	2024	2023	2022

Israel	175,208	154,175	150,423
Brazil	83,452	85,622	69,091
Others	77,597	80,181	73,558
Total	336,257	319,978	293,072

	Property and equipment, net
	December 31,
(in thousands)	2024	2023	2022

Israel	12,345	12,687	13,138
Brazil	13,027	20,644	23,488
Others	7,708	8,624	8,972
Total	33,080	41,955	45,598

Schedule of Major Product Lines and Timing of Revenue Recognition
	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2023			Year ended December 31, 2024
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	83,626	83,626	-	91,817	91,817
Over a period of time	234,541	1,811	236,352	242,491	1,949	244,440
	234,541	85,437	319,978	242,491	93,766	336,257

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2022
	Telematics services	Telematics products	Total
At a point of time	-	81,342	81,342
Over a period of time	209,558	2,172	211,730
	209,558	83,514	293,072